Consolidated Statements of Changes in Shareholder's Equity - HKD ($)		Common Stock [Member]		Common Stock [Member] Voting [Member] Freight App Inc [Member]	Common Stock [Member] Nonvoting [Member] Freight App Inc [Member]	Preferred Stock [Member] Series Seed Preferred Stock [Member]	Preferred Stock [Member] Series Seed Preferred Stock [Member] Freight App Inc [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Freight App Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Freight App Inc [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Retained Earnings [Member] Freight App Inc [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Freight App Inc [Member]	Total	Freight App Inc [Member]
Beginning balance, value at Dec. 31, 2018		$ 22,114								$ 28,441,045		$ 2,912,529	$ 36,653,460		$ (3,148,028)		$ 64,881,120
Biginning balance, shares at Dec. 31, 2018	[1]	4,422,837
Net loss													(61,995,758)				(61,995,758)
Appropriations of statutory reserves												37,401	(37,401)
Foreign currency translation adjustment															(365,258)		(365,258)
Ending balance, value at Dec. 31, 2019		$ 22,114		$ 10	$ 1					28,441,045	$ 416,147	2,949,930	(25,379,699)	$ (7,747,982)	(3,513,286)	$ (1,529)	2,520,104	$ (7,333,353)
Ending balance, shares at Dec. 31, 2019		4,422,837	[1]	82,657	80,000		12,175
Net loss													(9,075,353)	(5,851,976)			(9,075,353)	(5,851,976)
Appropriations of statutory reserves												82,924	(82,924)
Foreign currency translation adjustment															2,686,394	2,159	2,686,394	2,159
Proceeds from issuance of common stock		$ 6,353								4,493,647							4,500,000
Proceeds from issuance of common stock, shares	[1]	1,983,309
Reverse split adjustments		$ 3,564								(3,564)
Issuance of preferred stock from conversion of convertible debt, net of issuance costs of $113,749(*)	[2]								$ 114		10,726,429							10,726,543
Issuance of preferred stock from conversion of convertible debt, net of issuance costs, shares									11,355,248
Change in redemption value of preferred stock											(912,687)							(912,687)
Issuance of Series A1-A and A2 stock for exercise of warrants	[3]								$ 8		757,592							757,600
Issuance of Series A1-A and A2 stock for exercise of warrants, shares									807,500
Issuance of common stock for exercise of stock options											438							$ 438
Issuance of common stock for exercise of stock options, shares				1,753														1,753
Issuance of common stock in exchange of professional services				$ 1							22,332							$ 22,333
Issuance of common stock in exchange of professional services, shares				89,332
Issuance of common stock for issuance of convertible notes				$ 10							242,209							242,219
Issuance of common stock for issuance of convertible notes, shares				1,031,243
Warrant issued in exchange of professional services											1,039,070							1,039,070
Share-based compensation											160,638							160,638
Ending balance, value at Dec. 31, 2020		$ 32,031		$ 21	$ 1				$ 122	32,931,128	12,452,168	3,032,854	(32,537,976)	(13,599,958)	(826,892)	630	631,145	(1,147,016)
Ending balance, shares at Dec. 31, 2020		6,406,146		1,204,985	80,000		12,175		12,162,748
Net loss													(2,145,530)	(8,200,805)			(2,145,530)	(8,200,805)
Appropriations of statutory reserves
Foreign currency translation adjustment															557,986	(50,540)	557,986	$ (50,540)
Proceeds from issuance of common stock		$ 5,648								2,273,542							2,279,190
Proceeds from issuance of common stock, shares		1,129,751
Proceeds from issuance of warrant										1,320,312							1,320,312
Issuance of common stock for exercise of stock options, shares
Share-based compensation											235,404							$ 235,404
Issuance of stock upon vesting of restricted stock awards				$ 1							(1)
Issuance of stock upon vesting of restricted stock awards, shares				79,985
Issuance of Series A2 preferred stock in connection with exercise of warants									7		191,458							191,465
Ending balance, value at Dec. 31, 2021		$ 37,679		$ 22	$ 1				$ 129	$ 36,524,982	$ 12,879,029	$ 3,032,854	$ (36,683,506)	$ (21,800,763)	$ (268,906)	$ (49,910)	$ 2,643,103	$ (8,971,492)
Ending balance, shares at Dec. 31, 2021		7,538,897		1,284,970	80,000		12,175		12,928,610

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.
[2]	Series A Preferred Shares were issued on May 14, 2020 and have been classified as mezzanine equity in the interim consolidated balance sheet at June 30, 2020 at their maximum redemption value due to Preferred A Shares being contingently redeemable upon the occurrence of an event that is outside of the issuer’s control. On December 31, 2020, the Company’s Certificate of Incorporation was amended, such that Company’s Preferred A Shares are no longer contingently redeemable upon the occurrence of an event that is outside of the issuer’s control and therefore the Series A Preferred Shares have been reclassified from mezzanine equity to permanent equity on December 31, 2020.
[3]	The warrants which are exercisable into Series A Preferred Shares were classified in preferred stock warrant liabilities in the consolidated balance sheet at June 30, 2020 due to Series A Preferred Shares holders’ control over the redemption of the shares. Due to the amendment of the Company’s certificate of incorporation on September 30, 2020 as described in the previous note, the warrants have been reclassified from warrant liabilities to additional paid-in capital as of December 31, 2020 (see also Note 18).